Other Assets, Net	12 Months Ended
Dec. 31, 2018
OTHER ASSETS, NET [Abstract]
Other Assets, Net	14. OTHER ASSETS, NET

	As of December 31, (in thousands)
	2017	2018
Deferred tax assets, net	$10,100	$13,467
Employee advance	8,873	9,465
Others	155	58

Total	$19,128	$22,990